SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Service fees paid to Stuart Management Co.	—	40	81

	2019	2018
	RMB’000	RMB’000
Amounts owed to related parties	36,217	36,203
Service fees accrued to Stuart Management Co.	—	—
	36,217	36,203